Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000002867 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002867 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002867 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002867 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002867 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002867 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002867 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002867 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002867 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002867 | Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002867 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000002867 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002867 | Information Technology - Semiconductors, Hardware, and Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000002867 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000002867 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002867 | Information Technology - Software and Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002867 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002867 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002867 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002867 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002867 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002867 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000002869 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002869 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002869 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002869 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002869 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002869 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002869 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002869 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002869 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002869 | Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002869 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000002869 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002869 | Information Technology - Semiconductors, Hardware, and Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000002869 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000002869 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002869 | Information Technology - Software and Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002869 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002869 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002869 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002869 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002869 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002869 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000034309 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000034309 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000034309 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000034309 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034309 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034309 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034309 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034309 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034309 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034309 | Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034309 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000034309 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000034309 | Information Technology - Semiconductors, Hardware, and Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000034309 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000034309 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000034309 | Information Technology - Software and Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000034309 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000034309 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000034309 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000034309 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034309 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034309 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000002866 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000002866 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002866 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000002866 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002866 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002866 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002866 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002866 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002866 | Spotify Technology SA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002866 | Trane Technologies plc
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002866 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000002866 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002866 | Information Technology - Semiconductors, Hardware, and Equipment
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000002866 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000002866 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000002866 | Information Technology - Software and Services
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002866 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000002866 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002866 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002866 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002866 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002866 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000002875 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002875 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002875 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000002875 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002875 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002875 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002875 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002875 | Telephone and Data Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002875 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002875 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002875 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000002875 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002875 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000002875 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002875 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002875 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000002875 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002875 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002877 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002877 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002877 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000002877 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002877 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002877 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002877 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002877 | Telephone and Data Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002877 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002877 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002877 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000002877 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002877 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000002877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002877 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000002877 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002877 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034311 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034311 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034311 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000034311 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000034311 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000034311 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000034311 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000034311 | Telephone and Data Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034311 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000034311 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034311 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000034311 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000034311 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000034311 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034311 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000034311 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000034311 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000034311 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002874 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002874 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002874 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000002874 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000002874 | SoftBank Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000002874 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002874 | Prosus NV
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002874 | Telephone and Data Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002874 | United States Cellular Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002874 | Frontier Communications Parent Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002874 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000002874 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002874 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	76.00%
C000002874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000002874 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000002874 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002874 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000204772 | Tredegar Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000204772 | Applied Optoelectronics Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204772 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204772 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000204772 | Electromed Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204772 | Ampco-Pittsburgh Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204772 | Lee Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204772 | Clarus Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204772 | Inspired Entertainment Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204772 | Velan Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204772 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000204772 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000204772 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000204772 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000204772 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204772 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000204772 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000204772 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000204772 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204772 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204772 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204772 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000204774 | Tredegar Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000204774 | Applied Optoelectronics Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204774 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204774 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000204774 | Electromed Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204774 | Ampco-Pittsburgh Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204774 | Lee Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204774 | Clarus Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204774 | Inspired Entertainment Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204774 | Velan Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204774 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000204774 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000204774 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000204774 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000204774 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204774 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000204774 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000204774 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000204774 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204774 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204774 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204774 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000204771 | Tredegar Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000204771 | Applied Optoelectronics Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204771 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204771 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000204771 | Electromed Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204771 | Ampco-Pittsburgh Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204771 | Lee Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204771 | Clarus Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204771 | Inspired Entertainment Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204771 | Velan Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204771 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000204771 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000204771 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000204771 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000204771 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204771 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000204771 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000204771 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000204771 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204771 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204771 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204771 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000204773 | Tredegar Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000204773 | Applied Optoelectronics Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204773 | L.B. Foster Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204773 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000204773 | Electromed Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204773 | Ampco-Pittsburgh Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204773 | Lee Enterprises Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204773 | Clarus Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204773 | Inspired Entertainment Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204773 | Velan Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000204773 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	84.20%
C000204773 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000204773 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000204773 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000204773 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204773 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000204773 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000204773 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000204773 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000204773 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204773 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204773 | Aerospace and Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002865 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002865 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002865 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002865 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002865 | CNH Industrial NV, New York
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002865 | Herc Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002865 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002865 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002865 | Traton SE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002865 | Enpro Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002865 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000002865 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002865 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000002865 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002865 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002865 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002865 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002865 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000002865 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000002865 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002865 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002865 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002864 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002864 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002864 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002864 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002864 | CNH Industrial NV, New York
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002864 | Herc Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002864 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002864 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002864 | Traton SE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002864 | Enpro Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002864 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000002864 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002864 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000002864 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002864 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002864 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002864 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002864 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000002864 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000002864 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002864 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002864 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000034308 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034308 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034308 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000034308 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000034308 | CNH Industrial NV, New York
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034308 | Herc Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034308 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034308 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000034308 | Traton SE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000034308 | Enpro Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034308 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000034308 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000034308 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000034308 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000034308 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034308 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000034308 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034308 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000034308 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000034308 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000034308 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000034308 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002862 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002862 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000002862 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002862 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002862 | CNH Industrial NV, New York
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002862 | Herc Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002862 | Nestlé SA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002862 | Mueller Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002862 | Traton SE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000002862 | Enpro Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002862 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	87.20%
C000002862 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002862 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000002862 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002862 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002862 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000002862 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000002862 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000002862 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000002862 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002862 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002862 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002873 | Siegfried Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002873 | Chemring Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002873 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002873 | Laurent-Perrier
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002873 | Tamburi Investment Partners SpA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002873 | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002873 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002873 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002873 | Gerresheimer AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002873 | Interparfums SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002873 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000002873 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002873 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002873 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002873 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002873 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000002873 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002873 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000002873 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002873 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000002873 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002873 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002873 | Materials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000002871 | Siegfried Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002871 | Chemring Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002871 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002871 | Laurent-Perrier
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002871 | Tamburi Investment Partners SpA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002871 | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002871 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002871 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002871 | Gerresheimer AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002871 | Interparfums SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002871 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000002871 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002871 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002871 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002871 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002871 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000002871 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002871 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000002871 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002871 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000002871 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002871 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002871 | Materials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000034310 | Siegfried Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000034310 | Chemring Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034310 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034310 | Laurent-Perrier
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034310 | Tamburi Investment Partners SpA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034310 | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034310 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034310 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000034310 | Gerresheimer AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034310 | Interparfums SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000034310 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000034310 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034310 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000034310 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000034310 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000034310 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000034310 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000034310 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000034310 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000034310 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000034310 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000034310 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034310 | Materials
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000002872 | Siegfried Holding AG
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002872 | Chemring Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000002872 | Endeavour Mining plc
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002872 | Laurent-Perrier
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002872 | Tamburi Investment Partners SpA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002872 | Genius Sports Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002872 | Alamos Gold Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002872 | Westgold Resources Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002872 | Gerresheimer AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002872 | Interparfums SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002872 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000002872 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002872 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002872 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002872 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000002872 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000002872 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000002872 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000002872 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000002872 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000002872 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000002872 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002872 | Materials
Holdings [Line Items]
Percent of Net Asset Value	19.70%